UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:  ______________

Central Index Key Number of securitizer:  ______________

_________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

 X                Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196
Central Index Key Number of sponsor: 0001633283

                         Towd Point HE Trust 2019-HE1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001778271
Central Index Key Number of underwriter (if applicable): N/A

                        Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.                              Exhibits

99.1              Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Extract
Schedule 3 – Cure Tracker
Schedule 4 – Loan Level
Schedule 5 – Rating Agency Grades
Schedule 6 – Data Compare
Schedule 7 – Pay History
Schedule 8 – Valuation

99.2              Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 10, 2019

TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1              Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC
Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Extract
Schedule 3 – Cure Tracker
Schedule 4 – Loan Level
Schedule 5 – Rating Agency Grades
Schedule 6 – Data Compare
Schedule 7 – Pay History
Schedule 8 – Valuation

99.2              Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company